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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]:  Amendment Number:
                                                 -----

   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:     Managing Director
Phone:   (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                          New York, New York     May 10, 2002
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $1,830,165 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

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
COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
--------            --------     --------     --------           --------          --------    --------             --------
                    TITLE OF                   VALUE       SHRS OR    SH/   PUT/  INVESTMENT   OTHER            VOTING AUTHORITY
NAME OF ISSUER       CLASS        CUSIP      (x $1000)     PRN AMT    PRN   CALL  DISCRETION   MANAGERS     SOLE      SHARED   NONE
--------------       -----        -----      ---------     -------    ----  ----  ----------   --------     ----      ------   ----
SHAW COMMUNI-
CATIONS INC         CL B       82028K 20 0    528,961     29,419,408   SH            SOLE                29,419,408

ALBERTA ENERGY
LTD                 COM        012873 10 5    496,471     11,309,126   SH            SOLE                11,309,126

IRON MTN INC PA     COM        462846 10 6    358,438     11,300,078   SH            SOLE                11,300,078

JONES APPAREL
GROUP INC           COM        480074 10 3    290,337      8,307,202   SH            SOLE                 8,307,202

YANKEE CANDLE INC   COM        984757 10 4    148,577      6,423,565   SH            SOLE                 6,423,565

NEWHALL LAND AND    DEPOSIT-   651426 10 8      7,381        235,800   SH            SOLE                   235,800
FARMING CO CAL      ARY REC